SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	11 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2022
Property and equipment estimated useful life			5 years
Impairment of long-lived assets	$ 0	$ 0
Lease option to extend	The Company’s lease terms include options to extend the lease for a total of two renewal periods with each term being two years which may be exercised by giving written notice to lessor no less than sixty days prior to the expiration of the current lease or renewal period. The lease renewal terms were recognized as part of the Company’s ROU assets and lease liabilities
Selling, General and Administrative Expenses [Member]
Advertising expenses	$ 2,312,451	$ 24,337